Document and Entity Information	12 Months Ended
Oct. 28, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2011
Registrant Name	FIRST AMERICAN FUNDS INC
Central Index Key	0000356134
Amendment Flag	false
Document Creation Date	Jul 12, 2012
Document Effective Date	Jul 12, 2012
Prospectus Date	Oct 28, 2011

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Institutional Investor Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Reserve Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 1 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 2 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 28, 2011
Supplement [Text Block]	fafi1_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Institutional Investor Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Reserve Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 1 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 2 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so

Class A Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi1_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Class D Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi1_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Class Y Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi1_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Class Z Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi1_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Reserve Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi1_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Reserve Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 1 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 2 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Institutional Investor Shares | First American Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fafi1_SupplementTextBlock

FIRST AMERICAN FUNDS, INC.

Treasury Obligations Fund

Prospectus Supplement dated July 12, 2012

This information supplements the First American Money Market Funds Institutional Investor Shares Prospectus dated October 28, 2011. Please retain this supplement for future reference.

The “Principal Investment Strategies” section on page 9 of the Prospectus is replaced by the following:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

The “Principal Risks” section on page 10 of the Prospectus is replaced by the following:

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 28, 2011
Document Creation Date	dei_DocumentCreationDate	Jul 12, 2012